INFORMATION ABOUT SUBSIDIARIES	12 Months Ended
Jun. 30, 2023
INFORMATION ABOUT SUBSIDIARIES [Abstract]
INFORMATION ABOUT SUBSIDIARIES

9.	INFORMATION ABOUT SUBSIDIARIES

On November 28, 2022, the Company incorporated a 100% owned subsidiary. The subsidiary, Poppetell Merger Sub, is a dormant entity with no transactions prior to the merger with Carbon Revolution Limited, incorporated in the Cayman Island.